UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	April 09, 2013


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$1.909.847 (thousands)



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                          COM              88579Y101    60958   573395 SH       SOLE    NONE           573395
ACCENTURE PLC                  COM              B4BNMY3      60400   795046 SH       SOLE    NONE           795046
AIR PRODUCTS & CHEMI           COM              009158106    47850   544808 SH       SOLE    NONE           544808
ALBEMARLE CORP                 COM              012653101    57361   914156 SH       SOLE    NONE           914156
AMERISOURCEBERGEN CO           COM              03073E105    65144  1266158 SH       SOLE    NONE          1266158
AMPHENOL CORP                  COM              032095101    60318   806880 SH       SOLE    NONE           806880
ANALOG DEVICES INC             COM              032654105    61025  1312639 SH       SOLE    NONE          1312639
AUTOZONE INC                   COM              053332102    63439   159888 SH       SOLE    NONE           159888
BALL CORP                      COM              058498106    58754  1234840 SH       SOLE    NONE          1234840
BECTON DICKINSON & C           COM              075887109    64895   678743 SH       SOLE    NONE           678743
CHEVRON CORP                   COM              166764100    58921   495887 SH       SOLE    NONE           495887
COACH INC                      COM              189754104    50376  1002045 SH       SOLE    NONE          1002045
COCA-COLA CO/THE               COM              191216100    30967   760484 SH       SOLE    NONE           760484
COLGATE-PALMOLIVE CO           COM              194162103    61100   517661 SH       SOLE    NONE           517661
DARDEN RESTAURANTS I           COM              237194105    42529   822939 SH       SOLE    NONE           822939
DOLLAR TREE INC                COM              256746108    70480  1455305 SH       SOLE    NONE          1455305
ECOLAB INC                     COM              278865100    61141   760369 SH       SOLE    NONE           760369
FEDEX CORP                     COM              31428X106    56002   569473 SH       SOLE    NONE           569473
FLIR SYSTEMS INC               COM              302445101    51357  1974518 SH       SOLE    NONE          1974518
FLOWSERVE CORP                 COM              34354P105    60209   358109 SH       SOLE    NONE           358109
IBM                            COM              459200101    60775   284928 SH       SOLE    NONE           284928
METLIFE INC                    COM              59156R108    58138  1529147 SH       SOLE    NONE          1529147
MICROCHIP TECHNOLOGY           COM              595017104    60653  1649962 SH       SOLE    NONE          1649962
MICROSOFT CORP                 COM              594918104    46005  1608018 SH       SOLE    NONE          1608018
NIKE INC                       CL B             654106103    62006  1047043 SH       SOLE    NONE          1047043
PEPSICO INC                    COM              713448108    61846   781777 SH       SOLE    NONE           781777
PETSMART INC                   COM              716768106    53486   861281 SH       SOLE    NONE           861281
STATE STREET CORP              COM              857477103    65230  1099071 SH       SOLE    NONE          1099071
THERMO FISHER SCIENT           COM              883556102    64544   842168 SH       SOLE    NONE           842168
TJX COS INC                    COM              872540109    58951  1260984 SH       SOLE    NONE          1260984
VALSPAR CORP                   COM              920355104    52436   842353 SH       SOLE    NONE           842353
VF CORP                        COM              918204108    62753   374086 SH       SOLE    NONE           374086
YUM! BRANDS INC                COM              988498101    59798   831215 SH       SOLE    NONE           831215
